Schedule of VIE's Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 1	$ 50,909,402
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 2	81,536,006
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 3	4,189,867
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 4	19,550,872
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 5	15,172,049
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 6	11,950,110
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 7	74,333,391
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 8	117,886,782
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 9	8,957,179
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 10	14,594,613
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 11	54,130,721
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 12	51,023,219
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 13	54,130,721
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 14	51,152,086
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 15	20,655,676
Variable Interest Entity Schedule Of Vie's Assets And Liabilities 16	$ 21,329,717